Intangible Assets and Cloud Computing Arrangements (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets and Cloud Computing Arrangements [Abstract]
Impairment charges	$ 922	$ 1,307
Intangible asset		$ 63